Operating lease liabilities (Maturity Analysis of the Annual Undiscounted Cash Flows) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Operating lease liabilities
2026	¥ 274,512
2027	192,099
2028	129,399
2029	96,024
2030	77,296
Thereafter	49,858
Total lease commitment	819,188
Less: imputed interest	(89,878)
Total operating lease liabilities	729,310
Less: current operating lease liabilities	(239,712)	$ (34,278)	¥ (243,137)
Long-term operating lease liabilities	¥ 489,598	$ 70,012	¥ 597,805